Income Taxes (Details) - Schedule of loss before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss before income taxes [Abstract]
Domestic	$ (4,550)	$ (1,815)
Foreign	(1,229)	(2,466)
Total	$ (5,779)	$ (4,281)